RESTRICTED NET ASSETS (Details) - 12 months ended Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Restricted Net Assets [Line Items]
Percentage of annual appropriations after-tax income	10.00%
Amount of net assets restricted	$ 253,444	¥ 1,641,757
Foreign Tax Authority [Member]
Restricted Net Assets [Line Items]
Percentage of after-tax profit to general reserve	10.00%
Percentage of general reserve registered capital	50.00%
Domestic Tax Authority [Member]
Restricted Net Assets [Line Items]
Percentage of after-tax profit to general reserve	10.00%
Percentage of general reserve registered capital	50.00%